Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data
The following discussion and analysis should be read in conjunction with the "Consolidated Financial Statements" and "Notes to Consolidated Financial Statements," which are included in this Annual Report on Form 10-K in Item 8. "Financial Statements and Supplementary Data."

Quarterly Financial Data

	Quarters Ended
	March 31	June 30	September 30	December 31
	(in thousands, except per unit amounts)
2011:
Oil, natural gas and natural gas liquid sales	$240,707	$302,390	$292,482	$326,458
Gains (losses) on oil and natural gas derivatives	$(369,476)	$205,515	$824,240	$(210,339)
Total revenues and other	$(126,473)	$510,571	$1,119,483	$118,873
Total expenses (1)	$165,625	$195,672	$211,254	$240,353
Losses on sale of assets and other, net	$614	$977	$279	$1,646

Net income (loss)	$(446,682)	$237,109	$837,627	$(189,615)

Net income (loss) per unit:
Basic	$(2.75)	$1.34	$4.74	$(1.09)
Diluted	$(2.75)	$1.33	$4.72	$(1.09)

(1)
Includes the following expenses: lease operating, transportation, marketing, general and administrative, exploration, bad debt, depreciation, depletion and amortization and taxes, other than income taxes.

	Quarters Ended
	March 31	June 30	September 30	December 31
	(in thousands, except per unit amounts)
2010:
Oil, natural gas and natural gas liquid sales	$149,386	$153,195	$177,306	$210,167
Gains (losses) on oil and natural gas derivatives	$96,003	$123,791	$43,505	$(188,088)
Total revenues and other	$247,036	$278,404	$222,361	$24,479
Total expenses (1)	$124,740	$135,980	$145,978	$200,508
(Gains) losses on sale of assets and other, net	$(322)	$(52)	$6,073	$837

Net income (loss)	$65,310	$59,786	$4,143	$(243,527)

Net income (loss) per unit:
Basic	$0.50	$0.41	$0.03	$(1.64)
Diluted	$0.50	$0.40	$0.03	$(1.64)

(1)
Includes the following expenses: lease operating, transportation, marketing, general and administrative, exploration, bad debt, depreciation, depletion and amortization, impairment of long-lived assets and taxes, other than income taxes.